Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 564.7	$ 551.4	$ 537.1
Accumulated depreciation	(316.7)	(306.0)	(296.7)
Property, plant and equipment, net	248.0	245.4	240.4
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15.2	14.9	16.3
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	119.6	113.1	111.6
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	408.3	401.3	389.4
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 21.6	$ 22.1	$ 19.8